FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial risk management
Investments	$ 40,961	$ 329,258
Currency risk
Financial risk management
Net liability position in foreign currency			$ 2,201	$ 2,564
Estimated variation in exchange rate	20.00%	20.00%
Estimated variation in consolidated amounts of foreign currency position	$ 554,331	$ 1,101,305
Interest rate risk
Financial risk management
Variation in agreed interest rates (as a percent)	1.00%	1.00%
Effect of gain or loss	$ 3,363	$ 13,973
Price Risk
Financial risk management
Variation in agreed interest rates (as a percent)	10.00%	10.00%
Effect of gain or loss	$ 1,580	$ 29,709
Investments	$ 15,797	$ 297,094